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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Spinnaker Capital Limited
Address:  6 Grosvenor Street
          London W1K 4DJ England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alexis Habib
Title:  Authorized Signatory
Phone:  +44 20 7903 2900

Signature, Place, and Date of Signing:

  /s/ Alexis Habib  London, England, United Kingdom   February 14, 2011
------------------- ------------------------------  -------------------

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total:  $673,951
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
---   --------------------    -----------------------------------------
1     28-12864                Spinnaker Asset Management - SAM Limited

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
                                                        SHARE NUMBER AND TYPE
                                               VALUE    ---------------------
                                               (U.S.$   NO. OF SHARES /        INVESTMENT   OTHER    VOTING
NAME OF ISSUER    TITLE OF CLASS     CUSIP   thousands) PRINCIPAL AMOUNT TYPE  DISCRETION  MANAGERS AUTHORITY
--------------   ----------------- --------- ---------- ---------------- ----  ----------  -------- ---------
ISHARES TR       MSCI EMERG MKT    464287234  621,038      13,035,525    SH     DEFINED       1       NONE
ITAU UNIBANCO
  HLDG SA        SPON ADR REP PFD  465562106   24,010       1,000,000    SH     DEFINED       1       NONE
MECHEL OAO       SPONSORED ADR     583840103   13,381         457,778    SH     DEFINED       1       NONE
NORTH AMERN
  PALLADIUM LTD  COM               656912102    1,193         171,868    SH     DEFINED       1       NONE
STILLWATER MNG
  CO             COM               86074Q102    2,861         134,001    SH     DEFINED       1       NONE
VALE S A         ADR REPSTG PFD    91912E204   11,468         379,482    SH     DEFINED       1       NONE